Acquired Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Technology-based	Jun. 30, 2012 Technology-based	Jun. 30, 2013 Customer-related	Jun. 30, 2012 Customer-related	Jun. 30, 2012 Contract-based	Oct. 13, 2011 Skype Global S.a r.l.	Oct. 13, 2011 Skype Global S.a r.l. Trade Names	Oct. 13, 2011 Skype Global S.a r.l. Technology-based	Oct. 13, 2011 Skype Global S.a r.l. Customer-related	Oct. 13, 2011 Skype Global S.a r.l. Contract-based
Acquired Finite-Lived Intangible Assets [Line Items]
Identifiable intangible assets acquired								$ 1,648	$ 1,249	$ 275	$ 114	$ 10
Weighted Average Life	5 years	10 years	4 years	7 years	6 years	5 years	7 years	13 years	15 years	5 years	5 years	4 years